Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share based payments [abstract]
Charges for Share-based Incentive Plans	Charges for share-based incentive plans were as follows:

	2021	2020	2019
Continuing operations	£m	£m	£m
Share-based payments	99.6	74.4	66.0

Movement on Ordinary Shares Granted for Significant Restricted Stock Plans
Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2021 number m		Granted number m		Forfeited number m		Vested number m		Non-vested 31 December 2021 number m
Executive Performance Share Plan (EPSP)	13.0		6.1		(2.2)		(0.2)		16.7
Performance Share Awards (PSA)	4.3		0.4		(0.2)		(1.4)		3.1
Leaders, Partners and High Potential Group	11.0		3.6		(1.1)		(3.1)		10.4

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	943	p	951	p	1,289	p	833	p	900	p
Performance Share Awards (PSA)	675	p	666	p	534	p	859	p	604	p
Leaders, Partners and High Potential Group	831	p	990	p	853	p	709	p	922	p